BORROWINGS	12 Months Ended
Dec. 31, 2019
BORROWINGS
BORROWINGS

8. BORROWINGS

The Group’s bank borrowings consist of the following:

	December 31,
	2018	2019
Short-term bank borrowings	$34,135,224	$79,062,810
Long-term bank borrowings, current portion	4,070,640	49,548,900
Total borrowings, current	38,205,864	128,611,710
Long-term bank borrowings, non-current portion	133,312,370	151,518,023
Total	$171,518,234	$280,129,733

Short-term bank borrowings

The Group’s short-term bank borrowings consist of the following:

	December 31,
	2018	2019
Short-term borrowings guaranteed by Daqo Group and its related parties	$29,076,000	$79,062,810
Short-term borrowings pledged by certificate of deposit	5,059,224	—
Total	$34,135,224	$79,062,810

The weighted average interest rate on the short-term bank borrowing was 5.1%,  5.0% and 5.3% in the years ended December 31, 2017, 2018 and 2019, respectively.

Long-term bank borrowings

The long-term bank borrowings, including current portion, as of December 31, 2018 and 2019 are comprised of:

	December 31,
	2018	2019
Borrowing from Shihezi Rural Cooperative Bank	$17,445,600	$27,287,800
Borrowing from Chongqing Rural Commercial Bank	119,937,410	117,049,223
Borrowing from Bank of China	—	56,729,900
Total	$137,383,010	$201,066,923

On June 25, 2015, Xinjiang Daqo entered into a six-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $96.1 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. On May 30, 2016, an amendment to this credit facility was signed between Xinjiang Daqo and Chongqing Rural Commercial Bank, under which the borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2019, Xinjiang Daqo has repaid $1.4 million. The outstanding bank borrowing was $48.8 million as of December 31, 2019. Xinjiang Daqo had no facility available for future draw down as of December 31, 2019. There is no financial covenants associated with the facility.

On May 30, 2016, Xinjiang Daqo entered into a seven-year long term facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to extension project of polysilicon Phase 3A and has a maximum credit amounted to $76.8 million, with an interest rate of 20% above the five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Chongqing Daqo, Daqo Group and three affiliated companies under Daqo Group. During the year ended December 31, 2019, there was no repayment occurred. The outstanding bank borrowing was $68.2 million as of December 31, 2019. Xinjiang Daqo had no facility available for future draw down as of December 31, 2019. There is no financial covenants associated with the facility.

On June 25, 2018, Xinjiang Daqo pledged its land use rights of $17.2 million, plants and buildings of $270.8 million, as well as machine and equipment of $190.7 million as collaterals for these above credit facilities with Chongqing Rural Commercial Bank.

On November 1, 2018, Xinjiang Daqo entered into a three-year long term facility agreement with Xinjiang Shihezi Rural Cooperative Bank. Such borrowing is restricted to renovation and extension project of polysilicon and has a maximum borrowing credit amounted to $29.0 million, with an interest rate of 6.2%. Xinjiang Daqo pledged its land use rights and equipment as collaterals for this credit facility in 2018. During the year ended December 31, 2019, Xinjiang Daqo had drawn down the rest of facility at an interest rate of 6.2% and repaid $29.0 million. The outstanding bank borrowing was nil as of December 31, 2019 and the facility agreement terminated.

On March 25, 2019, Xinjiang Daqo entered into a three-year long term facility agreement with Xinjiang Shihezi Rural Cooperative Bank. Such borrowing is restricted to operating and manufacturing expenditure and has a maximum borrowing credit amounted to $28.7 million , with an interest rate of 6.2%. The borrowing is guaranteed by Daqo Group. During the year ended December 31, 2019, Xinjiang Daqo had drawn down $28.7 million at an interest rate of 6.2% and repaid $1.4 million. The outstanding bank borrowing was $27.3 million as of December 31, 2019. Xinjiang Daqo had no facility available for future draw down as of December 31, 2019. There is no financial covenants associated with the facility.

On April 15, 2019, Xinjiang Daqo entered into a five-year long term facility agreement with Bank of China. Such borrowing is restricted to extension project of polysilicon Phase 4A and has a maximum credit amounted to $57.4 million, with an interest rate of 10% above the five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group and Daqo New Energy Corp.. Xinjiang Daqo pledged its land use rights of $6.6 million as well as machinery and equipment of $98.0 million as collaterals for this credit facility. During the year ended December 31, 2019, Xinjiang Daqo has repaid $0.7 million. The outstanding bank borrowing was $56.7 million as of December 31, 2019. Xinjiang Daqo had no facility available for future draw down as of December 31, 2019. The borrowing contains a financial covenant of asset-liability ratio not reach to 70%, and Xinjiang Daqo was in compliance as of December 31, 2019.

The weighted average interest rate in the years ended December 31, 2017, 2018 and 2019 for the Group’s long-term bank borrowings was 5.9%,  5.9% and 5.7%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2019 are as follows:

Year ending December 31,	Amount
2020	$49,548,900
2021	56,729,900
2022	56,011,800
2023	33,749,623
2024	5,026,700
Total	$201,066,923